Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, WI 53204

November 14, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ Target 12™ Semiconductor Option Income ETF, YieldMax™ Target 12™ Biotech & Pharma Option Income ETF, YieldMax™ Target 12™ Energy Option Income ETF, YieldMax™ Target 12™ Real Estate Option Income ETF, YieldMax™ Target 12™ Tech & Innovation Option Income ETF and YieldMax™ Target 12™ Big 50 Option Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 11, 2024, and filed electronically as Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A on November 8, 2024.

If you have any questions or require further information, please contact please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Tidal Investments LLC